First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.1%
1,913	General Electric Co.	$470,426
12,419	Howmet Aerospace, Inc.	2,109,864
659	Lockheed Martin Corp.	317,888
3,061	Textron, Inc.	226,606
		3,124,784
	Air Freight & Logistics — 0.7%
1,190	Expeditors International of Washington, Inc.	134,149
5,433	FedEx Corp.	1,184,937
6,630	United Parcel Service, Inc., Class B	646,690
		1,965,776
	Automobile Components — 0.2%
1,325	Aptiv PLC (a)	88,523
14,969	BorgWarner, Inc.	495,324
		583,847
	Automobiles — 0.3%
2,755	Tesla, Inc. (a)	954,497
	Banks — 0.7%
3,070	Citizens Financial Group, Inc.	123,874
18,699	Regions Financial Corp.	400,907
21,985	Wells Fargo & Co.	1,644,038
		2,168,819
	Biotechnology — 2.6%
9,553	AbbVie, Inc.	1,777,909
700	Alnylam Pharmaceuticals, Inc. (a)	213,192
4,601	Biogen, Inc. (a)	597,164
31,969	Gilead Sciences, Inc.	3,519,147
11,744	Incyte Corp. (a)	764,065
2,867	United Therapeutics Corp. (a)	914,143
		7,785,620
	Broadline Retail — 2.4%
29,766	Amazon.com, Inc. (a)	6,102,328
2,380	eBay, Inc.	174,144
13,429	Etsy, Inc. (a)	743,295
		7,019,767
	Building Products — 1.8%
16,673	A.O. Smith Corp.	1,072,241
3,065	Allegion PLC	437,375
5,780	Builders FirstSource, Inc. (a)	622,390
338	Carlisle Cos., Inc.	128,501
1,833	Johnson Controls International PLC	185,811
510	Lennox International, Inc.	287,870
19,047	Masco Corp.	1,188,914
Shares	Description	Value

	Building Products (Continued)
2,721	Owens Corning	$364,478
2,568	Trane Technologies PLC	1,104,933
		5,392,513
	Capital Markets — 3.6%
837	Ameriprise Financial, Inc.	426,234
29,722	Bank of New York Mellon (The) Corp.	2,633,666
1,009	Blackrock, Inc.	988,709
4,117	Cboe Global Markets, Inc.	943,287
7,623	CME Group, Inc.	2,203,047
37,587	Franklin Resources, Inc.	813,383
1,655	Intercontinental Exchange, Inc.	297,569
15,128	Invesco Ltd.	218,751
328	Moody’s Corp.	157,217
488	S&P Global, Inc.	250,276
11,236	T. Rowe Price Group, Inc.	1,051,577
5,329	Tradeweb Markets, Inc., Class A	769,774
		10,753,490
	Chemicals — 1.4%
2,710	CF Industries Holdings, Inc.	245,824
5,933	Ecolab, Inc.	1,575,923
10,879	LyondellBasell Industries N.V., Class A	614,555
10,556	PPG Industries, Inc.	1,169,605
2,559	RPM International, Inc.	291,316
1,165	Sherwin-Williams (The) Co.	418,014
		4,315,237
	Commercial Services & Supplies — 0.8%
8,369	Cintas Corp.	1,895,578
6,127	Rollins, Inc.	350,771
		2,246,349
	Communications Equipment — 2.9%
3,573	Arista Networks, Inc. (a)	309,565
63,735	Cisco Systems, Inc.	4,017,855
7,516	F5, Inc. (a)	2,144,916
3,593	Motorola Solutions, Inc.	1,492,460
2,056	Ubiquiti, Inc.	812,716
		8,777,512
	Construction & Engineering — 0.8%
346	Comfort Systems USA, Inc.	165,467
4,795	EMCOR Group, Inc.	2,262,569
		2,428,036
	Consumer Finance — 0.8%
3,069	American Express Co.	902,439
24,827	Synchrony Financial	1,431,277
		2,333,716

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 2.3%
6,592	BJ’s Wholesale Club Holdings, Inc. (a)	$746,280
23,348	Kroger (The) Co.	1,593,034
5,320	Sprouts Farmers Market, Inc. (a)	919,615
5,098	Target Corp.	479,263
4,740	US Foods Holding Corp. (a)	375,029
27,366	Walmart, Inc.	2,701,572
		6,814,793
	Containers & Packaging — 0.3%
11,050	Amcor PLC	100,666
3,902	Packaging Corp. of America	753,749
		854,415
	Distributors — 0.4%
31,651	LKQ Corp.	1,280,916
	Diversified REITs — 0.3%
13,661	WP Carey, Inc.	857,364
	Diversified Telecommunication Services — 0.8%
23,994	AT&T, Inc.	667,033
42,024	Verizon Communications, Inc.	1,847,375
		2,514,408
	Electric Utilities — 3.6%
5,285	Constellation Energy Corp.	1,618,003
17,021	Edison International	947,218
27,232	Evergy, Inc.	1,808,477
36,905	FirstEnergy Corp.	1,547,796
23,132	NRG Energy, Inc.	3,606,279
32,277	PPL Corp.	1,121,626
1,665	Southern (The) Co.	149,850
		10,799,249
	Electrical Equipment — 0.5%
3,372	Eaton Corp. PLC	1,079,715
3,055	Vertiv Holdings Co., Class A	329,726
		1,409,441
	Electronic Equipment, Instruments & Components — 1.3%
18,409	Amphenol Corp., Class A	1,655,521
4,757	CDW Corp.	857,973
3,224	Jabil, Inc.	541,664
3,908	Keysight Technologies, Inc. (a)	613,712
1,709	TE Connectivity PLC	273,560
		3,942,430
Shares	Description	Value

	Energy Equipment & Services — 0.1%
3,373	Baker Hughes Co.	$124,970
4,751	Halliburton Co.	93,072
		218,042
	Entertainment — 1.6%
10,556	Electronic Arts, Inc.	1,517,742
2,770	Netflix, Inc. (a)	3,344,027
		4,861,769
	Financial Services — 3.2%
4,200	Berkshire Hathaway, Inc., Class B (a)	2,116,632
3,730	Corebridge Financial, Inc.	121,635
8,006	Fidelity National Information Services, Inc.	637,358
9,499	Fiserv, Inc. (a)	1,546,342
6,621	Global Payments, Inc.	500,614
1,220	Mastercard, Inc., Class A	714,432
8,185	Visa, Inc., Class A	2,989,080
110,257	Western Union (The) Co.	1,023,185
		9,649,278
	Food Products — 0.3%
4,750	Archer-Daniels-Midland Co.	229,282
2,731	Bunge Global S.A.	213,428
5,275	Conagra Brands, Inc.	120,745
2,211	General Mills, Inc.	119,969
7,837	Kraft Heinz (The) Co.	209,483
		892,907
	Health Care Equipment & Supplies — 1.8%
7,696	Abbott Laboratories	1,028,032
22,415	Boston Scientific Corp. (a)	2,359,403
3,403	Hologic, Inc. (a)	211,564
1,473	ResMed, Inc.	360,576
9,180	Solventum Corp. (a)	670,966
1,866	Stryker Corp.	714,006
1,347	Zimmer Biomet Holdings, Inc.	124,153
		5,468,700
	Health Care Providers & Services — 3.7%
2,053	Cardinal Health, Inc.	317,065
6,348	Cencora, Inc.	1,848,792
8,341	Centene Corp. (a)	470,766
1,029	Cigna Group (The)	325,823
4,432	CVS Health Corp.	283,825
3,563	Elevance Health, Inc.	1,367,622
2,393	HCA Healthcare, Inc.	912,666
17,513	Henry Schein, Inc. (a)	1,225,735
1,360	Humana, Inc.	317,057
681	Labcorp Holdings, Inc.	169,549
1,699	McKesson Corp.	1,222,447

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
849	Molina Healthcare, Inc. (a)	$258,979
1,377	UnitedHealth Group, Inc.	415,730
10,210	Universal Health Services, Inc., Class B	1,943,473
		11,079,529
	Health Care REITs — 1.0%
11,389	Ventas, Inc.	732,085
14,820	Welltower, Inc.	2,286,430
		3,018,515
	Hotel & Resort REITs — 0.4%
71,609	Host Hotels & Resorts, Inc.	1,109,223
	Hotels, Restaurants & Leisure — 1.4%
290	Booking Holdings, Inc.	1,600,490
1,822	DoorDash, Inc., Class A (a)	380,160
7,672	Expedia Group, Inc.	1,279,306
3,070	Hilton Worldwide Holdings, Inc.	762,711
		4,022,667
	Household Durables — 1.1%
3,579	D.R. Horton, Inc.	422,537
4,419	Garmin Ltd.	896,924
3,563	Lennar Corp., Class A	377,963
7	NVR, Inc. (a)	49,812
11,240	PulteGroup, Inc.	1,101,857
3,044	Toll Brothers, Inc.	317,337
		3,166,430
	Household Products — 1.1%
7,179	Colgate-Palmolive Co.	667,216
1,352	Kimberly-Clark Corp.	194,364
13,963	Procter & Gamble (The) Co.	2,372,174
		3,233,754
	Independent Power and Renewable Electricity Producers — 0.4%
7,487	Vistra Corp.	1,202,188
	Industrial Conglomerates — 0.6%
12,539	3M Co.	1,860,161
	Insurance — 4.9%
12,868	Aflac, Inc.	1,332,353
2,729	Allstate (The) Corp.	572,735
3,408	American International Group, Inc.	288,453
1,542	Assurant, Inc.	312,995
8,201	Brown & Brown, Inc.	925,893
27,042	CNA Financial Corp.	1,295,582
3,070	Everest Group Ltd.	1,065,873
8,136	Globe Life, Inc.	991,534
Shares	Description	Value

	Insurance (Continued)
18,353	Hartford Insurance Group (The), Inc.	$2,382,954
5,796	Loews Corp.	517,525
3,230	MetLife, Inc.	253,814
3,061	Principal Financial Group, Inc.	238,421
8,511	Progressive (The) Corp.	2,425,039
1,019	Prudential Financial, Inc.	105,864
9,191	Unum Group	750,997
3,362	Willis Towers Watson PLC	1,064,241
		14,524,273
	Interactive Media & Services — 4.8%
32,499	Alphabet, Inc., Class A	5,581,378
30,442	Match Group, Inc.	911,433
11,401	Meta Platforms, Inc., Class A	7,382,034
17,859	Pinterest, Inc., Class A (a)	555,594
		14,430,439
	IT Services — 2.6%
1,870	Accenture PLC, Class A	592,454
18,535	Cognizant Technology Solutions Corp., Class A	1,501,150
13,426	DXC Technology Co. (a)	204,075
678	EPAM Systems, Inc. (a)	118,304
341	Gartner, Inc. (a)	148,819
7,302	GoDaddy, Inc., Class A (a)	1,330,059
1,189	International Business Machines Corp.	308,022
963	Snowflake, Inc., Class A (a)	198,060
3,070	Twilio, Inc., Class A (a)	361,339
10,503	VeriSign, Inc.	2,861,753
		7,624,035
	Machinery — 1.7%
1,530	Caterpillar, Inc.	532,486
1,701	Cummins, Inc.	546,837
9,363	PACCAR, Inc.	878,718
841	Parker-Hannifin Corp.	559,013
4,934	Snap-on, Inc.	1,582,580
4,410	Westinghouse Air Brake Technologies Corp.	892,231
		4,991,865
	Media — 1.5%
41,678	Comcast Corp., Class A	1,440,809
54,612	Fox Corp., Class A	3,000,383
		4,441,192
	Metals & Mining — 0.9%
3,739	Nucor Corp.	408,897
5,103	Reliance, Inc.	1,494,261
1,579	Southern Copper Corp.	143,547
4,419	Steel Dynamics, Inc.	543,846
		2,590,551

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities — 1.0%
15,519	Consolidated Edison, Inc.	$1,621,580
19,002	NiSource, Inc.	751,339
7,087	Public Service Enterprise Group, Inc.	574,260
1,362	WEC Energy Group, Inc.	146,333
		3,093,512
	Oil, Gas & Consumable Fuels — 3.3%
4,076	Cheniere Energy, Inc.	965,971
8,152	Chevron Corp.	1,114,378
8,689	ConocoPhillips	741,606
12,240	Devon Energy Corp.	370,382
7,615	EOG Resources, Inc.	826,761
18,367	Exxon Mobil Corp.	1,878,944
5,626	HF Sinclair Corp.	203,267
29,801	Kinder Morgan, Inc.	835,620
691	Marathon Petroleum Corp.	111,071
10,394	Targa Resources Corp.	1,641,525
521	Texas Pacific Land Corp.	580,410
3,739	Valero Energy Corp.	482,219
		9,752,154
	Pharmaceuticals — 1.4%
20,061	Bristol-Myers Squibb Co.	968,545
6,630	Johnson & Johnson	1,029,042
19,401	Merck & Co., Inc.	1,490,773
54,764	Organon & Co.	504,924
10,369	Viatris, Inc.	91,144
		4,084,428
	Professional Services — 0.4%
849	Amentum Holdings, Inc. (a)	17,540
1,877	Jacobs Solutions, Inc.	237,065
2,561	Leidos Holdings, Inc.	380,360
7,990	Robert Half, Inc.	365,862
3,548	SS&C Technologies Holdings, Inc.	286,714
		1,287,541
	Residential REITs — 0.8%
680	AvalonBay Communities, Inc.	140,604
4,798	Camden Property Trust	563,717
495	Essex Property Trust, Inc.	140,530
7,999	Mid-America Apartment Communities, Inc.	1,253,043
3,346	UDR, Inc.	138,625
		2,236,519
	Retail REITs — 0.4%
2,001	Regency Centers Corp.	144,372
7,192	Simon Property Group, Inc.	1,172,800
		1,317,172
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 7.9%
8,509	Applied Materials, Inc.	$1,333,786
8,184	Broadcom, Inc.	1,981,101
1,060	KLA Corp.	802,293
7,988	Lam Research Corp.	645,350
111,616	NVIDIA Corp.	15,082,670
2,902	NXP Semiconductors N.V.	554,659
7,982	ON Semiconductor Corp. (a)	335,404
3,236	Qorvo, Inc. (a)	246,001
11,573	QUALCOMM, Inc.	1,680,399
12,921	Skyworks Solutions, Inc.	891,937
		23,553,600
	Software — 7.1%
1,393	Adobe, Inc. (a)	578,220
2,537	AppLovin Corp., Class A (a)	997,041
634	Fair Isaac Corp. (a)	1,094,462
9,029	Gen Digital, Inc.	257,146
857	Guidewire Software, Inc. (a)	184,272
31,938	Microsoft Corp.	14,702,978
6,644	Palantir Technologies, Inc., Class A (a)	875,546
3,572	Salesforce, Inc.	947,902
3,237	Samsara, Inc., Class A (a)	150,650
17,358	Zoom Communications, Inc. (a)	1,410,337
		21,198,554
	Specialized REITs — 0.9%
26,210	Gaming and Leisure Properties, Inc.	1,224,007
44,070	VICI Properties, Inc.	1,397,460
		2,621,467
	Specialty Retail — 2.4%
152	AutoZone, Inc. (a)	567,422
12,595	Bath & Body Works, Inc.	354,171
16,172	Best Buy Co., Inc.	1,071,880
1,506	Carvana Co. (a)	492,703
4,279	Chewy, Inc., Class A (a)	193,625
510	O’Reilly Automotive, Inc. (a)	697,425
14,833	TJX (The) Cos., Inc.	1,882,308
3,061	Ulta Beauty, Inc. (a)	1,443,139
12,750	Victoria’s Secret & Co. (a)	270,428
1,829	Williams-Sonoma, Inc.	295,859
		7,268,960
	Technology Hardware, Storage & Peripherals — 7.2%
95,230	Apple, Inc.	19,126,946
40,496	HP, Inc.	1,008,350
12,743	NetApp, Inc.	1,263,596
		21,398,892

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 1.3%
2,702	Deckers Outdoor Corp. (a)	$285,115
7,363	Ralph Lauren Corp.	2,038,152
18,159	Tapestry, Inc.	1,426,390
		3,749,657
	Tobacco — 2.4%
64,242	Altria Group, Inc.	3,893,708
17,892	Philip Morris International, Inc.	3,231,116
		7,124,824
	Trading Companies & Distributors — 0.2%
165	W.W. Grainger, Inc.	179,447
1,044	Watsco, Inc.	463,087
		642,534
	Wireless Telecommunication Services — 0.4%
4,437	T-Mobile US, Inc.	1,074,641
	Total Common Stocks	297,112,952
	(Cost $292,348,031)
MONEY MARKET FUNDS — 0.1%
368,557	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	368,557
	(Cost $368,557)

	Total Investments — 99.9%	297,481,509
	(Cost $292,716,588)
	Net Other Assets and Liabilities — 0.1%	178,808
	Net Assets — 100.0%	$297,660,317

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 297,112,952	$ 297,112,952	$ —	$ —
Money Market Funds	368,557	368,557	—	—
Total Investments	$297,481,509	$297,481,509	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.3%
1,267	Curtiss-Wright Corp.	$557,619
4,355	Leonardo DRS, Inc.	184,217
245	Woodward, Inc.	53,001
		794,837
	Air Freight & Logistics — 0.2%
1,283	C.H. Robinson Worldwide, Inc.	123,130
	Automobile Components — 1.3%
7,526	Adient PLC (a)	117,330
2,158	Autoliv, Inc.	221,886
9,114	BorgWarner, Inc.	301,582
1,845	Lear Corp.	166,825
		807,623
	Automobiles — 0.2%
5,116	Harley-Davidson, Inc.	123,858
	Banks — 3.9%
4,156	Bank OZK	184,235
3,322	Cathay General Bancorp	142,364
12,950	Columbia Banking System, Inc.	302,771
3,840	Commerce Bancshares, Inc.	241,958
30,837	First Horizon Corp.	613,040
2,328	Hancock Whitney Corp.	127,272
4,428	Home BancShares, Inc.	125,268
3,947	International Bancshares Corp.	247,201
5,431	Synovus Financial Corp.	259,765
4,313	Webster Financial Corp.	222,033
		2,465,907
	Beverages — 1.1%
2,790	Coca-Cola Consolidated, Inc.	319,874
3,563	Molson Coors Beverage Co., Class B	190,941
5,032	Primo Brands Corp.	166,408
		677,223
	Biotechnology — 4.3%
1,709	ADMA Biologics, Inc. (a)	33,907
21,995	Exelixis, Inc. (a)	946,665
8,473	Halozyme Therapeutics, Inc. (a)	475,081
3,123	Incyte Corp. (a)	203,182
511	Neurocrine Biosciences, Inc. (a)	62,863
2,413	TG Therapeutics, Inc. (a)	84,721
2,752	United Therapeutics Corp. (a)	877,475
		2,683,894
	Broadline Retail — 0.6%
713	Dillard’s, Inc., Class A	282,362
8,924	Macy’s, Inc.	106,107
		388,469
Shares	Description	Value

	Building Products — 2.9%
2,641	A.O. Smith Corp.	$169,843
2,089	Armstrong World Industries, Inc.	325,111
1,682	Builders FirstSource, Inc. (a)	181,118
402	Carlisle Cos., Inc.	152,832
372	CSW Industrials, Inc.	113,754
519	Lennox International, Inc.	292,950
9,486	Masterbrand, Inc. (a)	96,757
1,394	Owens Corning	186,726
3,284	UFP Industries, Inc.	320,387
		1,839,478
	Capital Markets — 3.6%
2,166	Affiliated Managers Group, Inc.	381,216
1,554	Cohen & Steers, Inc.	119,410
11,484	Federated Hermes, Inc.	484,625
1,033	Hamilton Lane, Inc., Class A	153,917
1,112	Houlihan Lokey, Inc.	194,244
5,351	Janus Henderson Group PLC	194,402
5,757	Main Street Capital Corp.	327,458
2,847	SEI Investments Co.	242,735
1,882	Stifel Financial Corp.	177,322
		2,275,329
	Chemicals — 1.3%
5,889	Axalta Coating Systems Ltd. (a)	181,381
1,871	Cabot Corp.	139,745
158	NewMarket Corp.	101,762
5,844	Olin Corp.	113,432
2,556	RPM International, Inc.	290,975
		827,295
	Commercial Services & Supplies — 0.5%
7,117	HNI Corp.	331,154
	Communications Equipment — 1.7%
2,634	F5, Inc. (a)	751,691
14,810	NetScout Systems, Inc. (a)	338,260
		1,089,951
	Construction & Engineering — 2.8%
1,073	Comfort Systems USA, Inc.	513,141
1,439	EMCOR Group, Inc.	679,007
476	Sterling Infrastructure, Inc. (a)	89,493
1,562	Valmont Industries, Inc.	496,778
		1,778,419
	Construction Materials — 0.1%
362	Eagle Materials, Inc.	73,200
	Consumer Finance — 0.0%
1,636	Navient Corp.	21,988

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.6%
5,811	Sprouts Farmers Market, Inc. (a)	$1,004,489
	Containers & Packaging — 0.6%
1,024	Crown Holdings, Inc.	100,864
2,117	Greif, Inc., Class A	117,705
3,843	Sonoco Products Co.	175,010
		393,579
	Distributors — 0.1%
876	LKQ Corp.	35,452
	Diversified Consumer Services — 1.8%
201	Graham Holdings Co., Class B	191,836
1,641	Grand Canyon Education, Inc. (a)	324,664
8,392	H&R Block, Inc.	477,924
876	Stride, Inc. (a)	132,618
		1,127,042
	Diversified REITs — 0.9%
9,363	WP Carey, Inc.	587,622
	Electric Utilities — 0.9%
3,693	NRG Energy, Inc.	575,739
	Electrical Equipment — 1.5%
1,721	Acuity, Inc.	447,271
1,400	Atkore, Inc.	91,140
3,835	EnerSys	320,721
1,867	Sensata Technologies Holding PLC	48,654
		907,786
	Electronic Equipment, Instruments & Components — 3.6%
1,567	Arrow Electronics, Inc. (a)	185,501
4,045	Avnet, Inc.	202,290
314	Badger Meter, Inc.	77,941
523	Crane NXT Co.	28,038
8,749	Flex Ltd. (a)	370,083
486	Insight Enterprises, Inc. (a)	63,370
678	Itron, Inc. (a)	78,377
2,482	Jabil, Inc.	417,001
3,998	Sanmina Corp. (a)	338,591
3,755	TD SYNNEX Corp.	455,632
1,766	Vontier Corp.	63,134
		2,279,958
	Entertainment — 1.3%
4,483	Liberty Media Corp.-Liberty Live, Class C (a)	327,035
2,921	TKO Group Holdings, Inc.	460,963
		787,998
Shares	Description	Value

	Financial Services — 4.3%
15,726	Enact Holdings, Inc.	$556,700
4,853	Equitable Holdings, Inc.	256,578
5,031	Essent Group Ltd.	291,798
2,030	Jackson Financial, Inc., Class A	166,277
27,032	MGIC Investment Corp.	714,997
13,920	Radian Group, Inc.	475,368
2,607	Voya Financial, Inc.	173,418
5,593	Western Union (The) Co.	51,903
		2,687,039
	Food Products — 2.2%
1,828	Cal-Maine Foods, Inc.	175,360
1,247	Conagra Brands, Inc.	28,544
4,552	Ingredion, Inc.	633,274
10,571	Pilgrim’s Pride Corp.	519,670
		1,356,848
	Gas Utilities — 2.4%
9,187	National Fuel Gas Co.	758,295
20,915	UGI Corp.	754,195
		1,512,490
	Health Care Equipment & Supplies — 1.2%
9,355	Envista Holdings Corp. (a)	170,916
1,240	Globus Medical, Inc., Class A (a)	73,383
1,517	Lantheus Holdings, Inc. (a)	114,625
3,645	LivaNova PLC (a)	157,646
1,196	Masimo Corp. (a)	194,350
316	Merit Medical Systems, Inc. (a)	30,029
		740,949
	Health Care Providers & Services — 3.9%
524	AMN Healthcare Services, Inc. (a)	11,062
327	Cardinal Health, Inc.	50,502
762	Chemed Corp.	438,028
1,994	CorVel Corp. (a)	221,872
197	DaVita, Inc. (a)	26,843
2,034	Encompass Health Corp.	245,911
1,005	Henry Schein, Inc. (a)	70,340
1,847	Hims & Hers Health, Inc. (a)	104,466
997	Molina Healthcare, Inc. (a)	304,125
4,910	Option Care Health, Inc. (a)	160,459
15,209	Premier, Inc., Class A	349,503
927	Tenet Healthcare Corp. (a)	156,450
1,596	Universal Health Services, Inc., Class B	303,798
		2,443,359
	Health Care REITs — 1.3%
5,511	American Healthcare REIT, Inc.	192,554

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs (Continued)
9,240	Omega Healthcare Investors, Inc.	$341,880
14,031	Sabra Health Care REIT, Inc.	245,262
		779,696
	Health Care Technology — 0.1%
1,491	Doximity, Inc., Class A (a)	77,666
	Hotel & Resort REITs — 0.8%
10,679	Apple Hospitality REIT, Inc.	123,769
17,669	Host Hotels & Resorts, Inc.	273,693
10,691	Park Hotels & Resorts, Inc.	110,759
		508,221
	Hotels, Restaurants & Leisure — 1.0%
3,232	Boyd Gaming Corp.	242,303
2,076	Brinker International, Inc. (a)	358,380
		600,683
	Household Durables — 2.5%
5,850	KB Home	301,743
3,131	PulteGroup, Inc.	306,932
8,152	Taylor Morrison Home Corp. (a)	458,794
4,327	Toll Brothers, Inc.	451,090
813	Tri Pointe Homes, Inc. (a)	23,967
		1,542,526
	Independent Power and Renewable Electricity Producers — 0.5%
1,878	Vistra Corp.	301,550
	Industrial REITs — 0.2%
3,995	STAG Industrial, Inc.	142,142
	Insurance — 4.7%
369	Assurant, Inc.	74,900
3,435	CNA Financial Corp.	164,571
4,613	CNO Financial Group, Inc.	175,109
1,069	Globe Life, Inc.	130,279
1,165	Hanover Insurance Group (The), Inc.	205,017
21,475	Old Republic International Corp.	811,755
1,042	Primerica, Inc.	281,965
13,072	Unum Group	1,068,113
		2,911,709
	Interactive Media & Services — 0.6%
5,237	Match Group, Inc.	156,796
5,912	Ziff Davis, Inc. (a)	191,785
		348,581
	IT Services — 1.1%
682	ASGN, Inc. (a)	36,017
Shares	Description	Value

	IT Services (Continued)
5,887	DXC Technology Co. (a)	$89,482
3,240	GoDaddy, Inc., Class A (a)	590,166
		715,665
	Leisure Products — 0.3%
8,724	Mattel, Inc. (a)	165,233
	Life Sciences Tools & Services — 0.3%
683	Medpace Holdings, Inc. (a)	201,417
	Machinery — 5.3%
674	AGCO Corp.	66,039
6,308	Allison Transmission Holdings, Inc.	653,004
685	Donaldson Co., Inc.	47,642
958	Esab Corp.	117,825
1,686	Federal Signal Corp.	158,602
12,027	Kennametal, Inc.	258,941
1,487	Middleby (The) Corp. (a)	217,295
7,913	Mueller Industries, Inc.	616,185
5,881	Mueller Water Products, Inc., Class A	144,261
644	RBC Bearings, Inc. (a)	235,620
1,228	Snap-on, Inc.	393,881
5,236	Terex Corp.	235,672
1,994	Timken (The) Co.	136,569
159	Watts Water Technologies, Inc., Class A	38,497
		3,320,033
	Marine Transportation — 0.2%
1,121	Matson, Inc.	126,505
	Media — 1.4%
4,923	New York Times (The) Co., Class A	281,202
1,605	Nexstar Media Group, Inc.	273,524
20,510	TEGNA, Inc.	342,927
		897,653
	Metals & Mining — 1.5%
1,126	Alpha Metallurgical Resources, Inc. (a)	126,157
2,169	Carpenter Technology Corp.	509,715
3,357	Commercial Metals Co.	156,403
327	Reliance, Inc.	95,752
328	Royal Gold, Inc.	58,423
		946,450
	Office REITs — 0.9%
5,404	COPT Defense Properties	148,340
3,964	Cousins Properties, Inc.	111,269
9,630	Highwoods Properties, Inc.	286,011
14,413	Hudson Pacific Properties, Inc.	26,808
		572,428

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 2.9%
11,233	Antero Midstream Corp.	$210,956
2,479	APA Corp.	42,168
1,440	Chord Energy Corp.	129,600
3,394	Civitas Resources, Inc.	92,894
4,842	CNX Resources Corp. (a)	156,300
2,242	DT Midstream, Inc.	234,827
3,559	HF Sinclair Corp.	128,586
5,550	Murphy Oil Corp.	116,161
14,314	Peabody Energy Corp.	188,372
3,407	SM Energy Co.	79,792
392	Texas Pacific Land Corp.	436,700
		1,816,356
	Paper & Forest Products — 0.4%
1,117	Louisiana-Pacific Corp.	100,608
9,638	Magnera Corp. (a)	115,849
		216,457
	Personal Care Products — 0.7%
5,171	BellRing Brands, Inc. (a)	325,515
13,480	Nu Skin Enterprises, Inc., Class A	116,332
		441,847
	Pharmaceuticals — 1.8%
2,806	Corcept Therapeutics, Inc. (a)	217,633
4,724	Jazz Pharmaceuticals PLC (a)	510,523
3,675	Organon & Co.	33,884
4,312	Prestige Consumer Healthcare, Inc. (a)	369,409
		1,131,449
	Professional Services — 2.7%
318	CACI International, Inc., Class A (a)	136,104
8,523	ExlService Holdings, Inc. (a)	391,973
15,083	Genpact Ltd.	649,323
2,842	ManpowerGroup, Inc.	119,222
473	Maximus, Inc.	34,297
3,204	Science Applications International Corp.	370,190
		1,701,109
	Real Estate Management & Development — 0.0%
84	Jones Lang LaSalle, Inc. (a)	18,707
	Residential REITs — 0.4%
526	Camden Property Trust	61,800
8,947	Independence Realty Trust, Inc.	166,324
		228,124
Shares	Description	Value

	Retail REITs — 0.8%
8,449	Brixmor Property Group, Inc.	$214,689
4,994	NNN REIT, Inc.	208,549
1,412	Regency Centers Corp.	101,876
		525,114
	Semiconductors & Semiconductor Equipment — 1.0%
445	Axcelis Technologies, Inc. (a)	25,071
3,406	Cirrus Logic, Inc. (a)	335,014
1,395	MACOM Technology Solutions Holdings, Inc. (a)	169,646
485	Qorvo, Inc. (a)	36,870
845	Semtech Corp. (a)	31,544
483	Skyworks Solutions, Inc.	33,341
		631,486
	Software — 5.2%
5,677	ACI Worldwide, Inc. (a)	262,618
320	Appfolio, Inc., Class A (a)	67,574
6,560	Box, Inc., Class A (a)	248,099
2,083	Commvault Systems, Inc. (a)	381,502
2,190	Docusign, Inc. (a)	194,056
2,474	Dolby Laboratories, Inc., Class A	183,719
16,557	Dropbox, Inc., Class A (a)	477,835
169	Fair Isaac Corp. (a)	291,741
2,475	Gen Digital, Inc.	70,488
2,529	Intapp, Inc. (a)	139,399
3,190	InterDigital, Inc.	693,059
310	Manhattan Associates, Inc. (a)	58,522
886	Q2 Holdings, Inc. (a)	77,543
5,325	Teradata Corp. (a)	116,937
		3,263,092
	Specialized REITs — 1.6%
8,323	EPR Properties	463,508
9,747	Gaming and Leisure Properties, Inc.	455,185
440	Lamar Advertising Co., Class A	53,037
		971,730
	Specialty Retail — 2.3%
1,602	Abercrombie & Fitch Co., Class A (a)	125,741
3,005	Academy Sports & Outdoors, Inc.	122,934
8,356	American Eagle Outfitters, Inc.	91,582
2,997	Bath & Body Works, Inc.	84,276
13,153	Gap (The), Inc.	293,443
239	Murphy USA, Inc.	102,003
2,372	Urban Outfitters, Inc. (a)	165,803
2,760	Williams-Sonoma, Inc.	446,458
		1,432,240

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 0.5%
2,831	NetApp, Inc.	$280,722
	Textiles, Apparel & Luxury Goods — 2.7%
1,077	Carter’s, Inc.	33,785
2,120	Columbia Sportswear Co.	135,214
326	Crocs, Inc. (a)	33,252
1,514	Deckers Outdoor Corp. (a)	159,757
3,269	PVH Corp.	273,844
1,402	Ralph Lauren Corp.	388,088
8,312	Tapestry, Inc.	652,908
		1,676,848
	Trading Companies & Distributors — 2.0%
1,032	Applied Industrial Technologies, Inc.	233,769
2,318	Boise Cascade Co.	201,388
2,849	Core & Main, Inc., Class A (a)	156,154
4,243	MSC Industrial Direct Co., Inc., Class A	344,531
409	Watsco, Inc.	181,420
885	WESCO International, Inc.	148,583
		1,265,845
	Total Common Stocks	62,501,389
	(Cost $61,991,861)
MONEY MARKET FUNDS — 0.2%
95,730	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	95,730
	(Cost $95,730)

	Total Investments — 100.0%	62,597,119
	(Cost $62,087,591)
	Net Other Assets and Liabilities — 0.0%	19,555
	Net Assets — 100.0%	$62,616,674

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 62,501,389	$ 62,501,389	$ —	$ —
Money Market Funds	95,730	95,730	—	—
Total Investments	$62,597,119	$62,597,119	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
557	Moog, Inc., Class A	$103,218
	Automobile Components — 1.7%
7,917	Adient PLC (a)	123,426
1,549	Dorman Products, Inc. (a)	200,301
3,842	Phinia, Inc.	166,743
2,624	Standard Motor Products, Inc.	79,507
		569,977
	Automobiles — 0.0%
437	Winnebago Industries, Inc.	14,827
	Banks — 9.3%
6,624	Ames National Corp.	115,258
6,175	Bancorp (The), Inc. (a)	315,542
5,500	Bank of NT Butterfield & Son Ltd. (The)	231,880
1,101	Cathay General Bancorp	47,183
1,194	Central Pacific Financial Corp.	31,880
1,535	City Holding Co.	180,961
4,108	Eagle Bancorp, Inc.	72,301
3,756	First BanCorp	75,045
3,893	First Financial Corp.	201,813
678	First Hawaiian, Inc.	16,191
2,892	First Interstate BancSystem, Inc., Class A	78,518
943	Hancock Whitney Corp.	51,554
717	Heritage Financial Corp.	16,763
3,703	Home BancShares, Inc.	104,758
1,392	Independent Bank Corp.	85,608
1,538	International Bancshares Corp.	96,325
6,671	Northeast Community Bancorp, Inc.	150,898
4,635	OceanFirst Financial Corp.	77,914
2,215	OFG Bancorp	91,125
570	Park National Corp.	92,659
1,865	Pathward Financial, Inc.	145,563
3,830	Peoples Bancorp of North Carolina, Inc.	105,440
2,691	Peoples Bancorp, Inc.	78,900
3,273	Preferred Bank	273,656
5,537	Provident Financial Services, Inc.	92,468
4,474	S&T Bancorp, Inc.	164,017
3,200	Trustmark Corp.	110,272
		3,104,492
	Beverages — 0.8%
1,400	Coca-Cola Consolidated, Inc.	160,510
3,195	Primo Brands Corp.	105,659
		266,169
Shares	Description	Value

	Biotechnology — 6.1%
4,626	ACADIA Pharmaceuticals, Inc. (a)	$99,783
13,531	ADMA Biologics, Inc. (a)	268,455
9,019	Alkermes PLC (a)	276,072
1,381	Blueprint Medicines Corp. (a)	139,964
15,637	Catalyst Pharmaceuticals, Inc. (a)	390,299
4,789	Halozyme Therapeutics, Inc. (a)	268,519
4,901	Kiniksa Pharmaceuticals International PLC (a)	134,091
632	Krystal Biotech, Inc. (a)	79,607
716	Mirum Pharmaceuticals, Inc. (a)	31,833
1,501	PTC Therapeutics, Inc. (a)	72,829
5,945	TG Therapeutics, Inc. (a)	208,729
2,310	Veracyte, Inc. (a)	61,469
		2,031,650
	Broadline Retail — 0.7%
195	Dillard’s, Inc., Class A	77,224
5,435	Kohl’s Corp.	44,187
9,717	Macy’s, Inc.	115,535
		236,946
	Building Products — 1.3%
917	American Woodmark Corp. (a)	51,691
425	CSW Industrials, Inc.	129,961
540	Griffon Corp.	37,125
2,384	Janus International Group, Inc. (a)	19,477
5,514	Masterbrand, Inc. (a)	56,243
2,551	Quanex Building Products Corp.	42,678
4,297	Resideo Technologies, Inc. (a)	88,948
		426,123
	Capital Markets — 3.1%
642	Acadian Asset Management, Inc.	19,331
438	Artisan Partners Asset Management, Inc., Class A	17,651
1,083	Cohen & Steers, Inc.	83,218
2,599	Federated Hermes, Inc.	109,678
532	Hamilton Lane, Inc., Class A	79,268
301	Main Street Capital Corp.	17,121
7,664	Patria Investments Ltd., Class A	97,639
284	Piper Sandler Cos.	71,412
666	PJT Partners, Inc., Class A	100,340
1,280	StoneX Group, Inc. (a)	108,358
1,173	Victory Capital Holdings, Inc., Class A	72,738
2,975	Virtu Financial, Inc., Class A	119,565
385	Virtus Investment Partners, Inc.	65,719
8,688	WisdomTree, Inc.	82,015
		1,044,053

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals — 1.0%
1,878	Hawkins, Inc.	$250,694
8,280	Perimeter Solutions, Inc. (a)	99,940
		350,634
	Commercial Services & Supplies — 1.9%
794	Brady Corp., Class A	55,398
1,385	Cimpress PLC (a)	61,300
771	Deluxe Corp.	11,002
4,203	Ennis, Inc.	78,470
3,818	Healthcare Services Group, Inc. (a)	53,834
1,883	HNI Corp.	87,616
3,987	Interface, Inc.	80,099
2,871	Liquidity Services, Inc. (a)	67,095
4,359	MillerKnoll, Inc.	73,536
7,515	Steelcase, Inc., Class A	77,480
		645,830
	Communications Equipment — 0.8%
2,879	Digi International, Inc. (a)	93,308
7,376	Harmonic, Inc. (a)	66,532
3,500	NETGEAR, Inc. (a)	102,655
161	NetScout Systems, Inc. (a)	3,677
		266,172
	Construction & Engineering — 2.5%
421	Argan, Inc.	88,537
448	Comfort Systems USA, Inc.	214,247
414	EMCOR Group, Inc.	195,350
517	IES Holdings, Inc. (a)	134,244
609	Sterling Infrastructure, Inc. (a)	114,498
2,324	Tutor Perini Corp. (a)	85,709
		832,585
	Construction Materials — 0.6%
1,857	United States Lime & Minerals, Inc.	190,862
	Consumer Finance — 1.1%
1,109	Dave, Inc. (a)	222,709
34	EZCORP, Inc., Class A (a)	457
500	FirstCash Holdings, Inc.	63,955
3,138	PROG Holdings, Inc.	90,469
		377,590
	Consumer Staples Distribution & Retail — 1.8%
2,046	Andersons (The), Inc.	72,653
2,460	Ingles Markets, Inc., Class A	153,258
204	Natural Grocers by Vitamin Cottage, Inc.	9,961
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
2,032	Sprouts Farmers Market, Inc. (a)	$351,252
255	Weis Markets, Inc.	19,329
		606,453
	Diversified Consumer Services — 3.4%
1,001	Adtalem Global Education, Inc. (a)	132,162
339	Frontdoor, Inc. (a)	18,648
19	Graham Holdings Co., Class B	18,134
684	Grand Canyon Education, Inc. (a)	135,326
4,378	H&R Block, Inc.	249,327
886	Laureate Education, Inc. (a)	19,935
6,246	Perdoceo Education Corp.	212,614
1,053	Stride, Inc. (a)	159,414
5,698	Universal Technical Institute, Inc. (a)	202,450
		1,148,010
	Diversified REITs — 0.3%
5,903	Broadstone Net Lease, Inc.	93,917
	Electric Utilities — 1.0%
1,471	Hawaiian Electric Industries, Inc. (a)	15,710
1,102	MGE Energy, Inc.	99,533
1,270	Otter Tail Corp.	98,018
1,933	TXNM Energy, Inc.	109,582
		322,843
	Electrical Equipment — 0.9%
167	Acuity, Inc.	43,402
1,756	Atkore, Inc.	114,315
759	EnerSys	63,475
2,099	NuScale Power Corp. (a)	67,147
		288,339
	Electronic Equipment, Instruments & Components — 4.2%
1,069	Badger Meter, Inc.	265,347
2,165	Bel Fuse, Inc., Class B	159,777
2,177	Benchmark Electronics, Inc.	79,504
17,631	Daktronics, Inc. (a)	261,644
1,348	ePlus, Inc. (a)	96,207
4,457	Knowles Corp. (a)	73,140
2,078	PC Connection, Inc.	135,901
2,739	Sanmina Corp. (a)	231,966
2,885	ScanSource, Inc. (a)	116,496
		1,419,982

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services — 1.0%
10,588	Archrock, Inc.	$263,641
7,179	Select Water Solutions, Inc.	57,719
		321,360
	Entertainment — 0.6%
3,214	Cinemark Holdings, Inc.	108,537
4,562	Marcus (The) Corp.	84,306
		192,843
	Financial Services — 3.0%
5,914	Enact Holdings, Inc.	209,355
2,123	Essent Group Ltd.	123,134
845	International Money Express, Inc. (a)	9,320
1,271	Jackson Financial, Inc., Class A	104,108
8,858	MGIC Investment Corp.	234,294
3,155	NMI Holdings, Inc. (a)	125,317
5,044	Radian Group, Inc.	172,253
1,699	Western Union (The) Co.	15,767
		993,548
	Food Products — 1.3%
2,275	Cal-Maine Foods, Inc.	218,241
6,700	Dole PLC	94,872
3,536	Fresh Del Monte Produce, Inc.	124,891
		438,004
	Gas Utilities — 0.1%
996	MDU Resources Group, Inc.	17,121
259	Southwest Gas Holdings, Inc.	18,604
		35,725
	Health Care Equipment & Supplies — 2.2%
5,182	Avanos Medical, Inc. (a)	65,138
2,303	Axogen, Inc. (a)	25,080
3,125	Envista Holdings Corp. (a)	57,094
170	Glaukos Corp. (a)	16,029
1,501	Globus Medical, Inc., Class A (a)	88,829
5,664	Inmode Ltd. (a)	83,034
1,958	Lantheus Holdings, Inc. (a)	147,946
878	LeMaitre Vascular, Inc.	72,172
356	LivaNova PLC (a)	15,397
7,094	Tactile Systems Technology, Inc. (a)	70,089
457	UFP Technologies, Inc. (a)	107,029
		747,837
	Health Care Providers & Services — 3.5%
952	Addus HomeCare Corp. (a)	105,586
3,021	AMN Healthcare Services, Inc. (a)	63,773
Shares	Description	Value

	Health Care Providers & Services (Continued)
414	Astrana Health, Inc. (a)	$10,263
1,960	CorVel Corp. (a)	218,089
1,576	GeneDx Holdings Corp. (a)	112,243
2,347	Hims & Hers Health, Inc. (a)	132,746
1,849	National HealthCare Corp.	192,555
770	Option Care Health, Inc. (a)	25,164
6,085	Owens & Minor, Inc. (a)	40,161
7,026	Premier, Inc., Class A	161,457
5,765	Progyny, Inc. (a)	123,948
		1,185,985
	Health Care REITs — 1.3%
3,429	American Healthcare REIT, Inc.	119,809
2,709	National Health Investors, Inc.	196,430
6,811	Sabra Health Care REIT, Inc.	119,056
		435,295
	Health Care Technology — 0.8%
8,380	Certara, Inc. (a)	95,197
2,616	HealthStream, Inc.	73,301
719	Phreesia, Inc. (a)	17,608
2,979	Simulations Plus, Inc.	94,866
		280,972
	Hotel & Resort REITs — 0.4%
7,062	Apple Hospitality REIT, Inc.	81,848
5,055	Park Hotels & Resorts, Inc.	52,370
		134,218
	Hotels, Restaurants & Leisure — 0.9%
1,651	Brinker International, Inc. (a)	285,012
	Household Durables — 1.4%
192	Cavco Industries, Inc. (a)	83,250
3,007	Ethan Allen Interiors, Inc.	78,573
1,313	Helen of Troy Ltd. (a)	35,307
229	KB Home	11,812
922	M/I Homes, Inc. (a)	98,294
1,724	Taylor Morrison Home Corp. (a)	97,027
2,450	Tri Pointe Homes, Inc. (a)	72,226
		476,489
	Industrial REITs — 0.2%
1,077	Innovative Industrial Properties, Inc.	59,472
	Insurance — 2.1%
414	Employers Holdings, Inc.	20,149
4,669	Fidelis Insurance Holdings Ltd.	81,614
4,829	Hamilton Insurance Group Ltd., Class B (a)	105,079
625	HCI Group, Inc.	105,481
324	Root, Inc., Class A (a)	42,441

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
6,172	SiriusPoint Ltd. (a)	$120,910
8,223	Universal Insurance Holdings, Inc.	223,172
		698,846
	Interactive Media & Services — 1.3%
517	Cargurus, Inc. (a)	16,203
2,639	EverQuote, Inc., Class A (a)	60,829
11,700	Grindr, Inc. (a)	285,714
470	Yelp, Inc. (a)	17,940
1,694	Ziff Davis, Inc. (a)	54,953
		435,639
	IT Services — 0.5%
570	ASGN, Inc. (a)	30,102
9,082	DXC Technology Co. (a)	138,046
		168,148
	Life Sciences Tools & Services — 0.5%
2,879	BioLife Solutions, Inc. (a)	62,993
338	Medpace Holdings, Inc. (a)	99,676
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
		162,669
	Machinery — 4.3%
5,707	Blue Bird Corp. (a)	220,861
378	Enerpac Tool Group Corp.	16,209
618	ESCO Technologies, Inc.	112,006
2,745	Hyster-Yale, Inc.	110,239
646	Kennametal, Inc.	13,908
3,452	Mueller Industries, Inc.	268,807
8,140	Mueller Water Products, Inc., Class A	199,674
3,577	REV Group, Inc.	134,102
725	SPX Technologies, Inc. (a)	110,265
3,411	Terex Corp.	153,529
9,500	Titan International, Inc. (a)	68,780
3,838	Wabash National Corp.	33,276
		1,441,656
	Marine Transportation — 0.7%
5,989	Genco Shipping & Trading Ltd.	79,294
9,677	Golden Ocean Group Ltd.	74,513
706	Matson, Inc.	79,672
		233,479
	Media — 1.1%
4,364	AMC Networks, Inc., Class A (a)	28,846
Shares	Description	Value

	Media (Continued)
2,023	John Wiley & Sons, Inc., Class A	$79,140
3,426	Scholastic Corp.	59,167
11,526	TEGNA, Inc.	192,715
		359,868
	Metals & Mining — 2.2%
666	Alpha Metallurgical Resources, Inc. (a)	74,619
1,911	Carpenter Technology Corp.	449,085
9,566	Ramaco Resources, Inc., Class A	86,477
15,726	SunCoke Energy, Inc.	128,009
		738,190
	Multi-Utilities — 0.2%
1,799	Avista Corp.	69,280
	Office REITs — 0.3%
3,176	Highwoods Properties, Inc.	94,327
	Oil, Gas & Consumable Fuels — 3.1%
6,567	Ardmore Shipping Corp.	63,109
46	Chord Energy Corp.	4,140
1,875	Civitas Resources, Inc.	51,319
1,011	Core Natural Resources, Inc.	70,062
7,020	DHT Holdings, Inc.	81,292
4,012	Dorian LPG Ltd.	85,897
6,269	Excelerate Energy, Inc., Class A	176,347
479	International Seaways, Inc.	17,747
1,886	Kinetik Holdings, Inc.	84,003
722	Magnolia Oil & Gas Corp., Class A	15,523
580	Murphy Oil Corp.	12,139
4,856	Peabody Energy Corp.	63,905
892	Scorpio Tankers, Inc.	35,448
4,811	Teekay Tankers Ltd., Class A	212,598
3,467	Vitesse Energy, Inc.	72,564
		1,046,093
	Paper & Forest Products — 0.3%
2,147	Sylvamo Corp.	113,727
	Passenger Airlines — 1.0%
3,378	SkyWest, Inc. (a)	342,698
	Personal Care Products — 1.3%
2,479	BellRing Brands, Inc. (a)	156,053
8,030	Medifast, Inc. (a)	112,982
18,125	Nu Skin Enterprises, Inc., Class A	156,419
		425,454
	Pharmaceuticals — 3.5%
391	Amphastar Pharmaceuticals, Inc. (a)	10,053

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
1,557	ANI Pharmaceuticals, Inc. (a)	$91,427
742	Axsome Therapeutics, Inc. (a)	78,029
529	Collegium Pharmaceutical, Inc. (a)	15,415
4,341	Corcept Therapeutics, Inc. (a)	336,688
4,539	CorMedix, Inc. (a)	55,103
2,246	Harmony Biosciences Holdings, Inc. (a)	77,487
527	Harrow, Inc. (a)	14,814
2,023	Innoviva, Inc. (a)	39,590
6,179	Pacira BioSciences, Inc. (a)	159,665
16,836	SIGA Technologies, Inc.	100,679
3,501	Supernus Pharmaceuticals, Inc. (a)	110,982
1,566	Tarsus Pharmaceuticals, Inc. (a)	67,260
		1,157,192
	Professional Services — 2.4%
2,174	Barrett Business Services, Inc.	89,841
689	CRA International, Inc.	130,945
1,253	CSG Systems International, Inc.	82,773
2,331	ExlService Holdings, Inc. (a)	107,203
2,787	Heidrick & Struggles International, Inc.	121,680
860	Huron Consulting Group, Inc. (a)	122,834
984	Innodata, Inc. (a)	38,839
3,768	Kelly Services, Inc., Class A	44,161
291	ManpowerGroup, Inc.	12,207
244	Maximus, Inc.	17,692
478	Resolute Holdings Management, Inc. (a)	16,438
360	WNS Holdings Ltd. (a)	20,876
		805,489
	Real Estate Management & Development — 0.5%
6,753	Cushman & Wakefield PLC (a)	67,732
7,696	RMR Group (The), Inc., Class A	116,210
		183,942
	Retail REITs — 0.2%
2,966	CBL & Associates Properties, Inc.	74,773
	Semiconductors & Semiconductor Equipment — 0.8%
1,390	Axcelis Technologies, Inc. (a)	78,313
1,276	Credo Technology Group Holding Ltd. (a)	77,785
2,848	Photronics, Inc. (a)	47,590
1,383	Semtech Corp. (a)	51,627
		255,315
Shares	Description	Value

	Software — 6.4%
4,285	A10 Networks, Inc.	$73,959
1,971	ACI Worldwide, Inc. (a)	91,178
900	Alarm.com Holdings, Inc. (a)	51,660
1,305	Alkami Technology, Inc. (a)	37,375
374	Appfolio, Inc., Class A (a)	78,978
4,463	AvePoint, Inc. (a)	83,235
8,686	Clear Secure, Inc., Class A	214,979
1,418	Commvault Systems, Inc. (a)	259,707
3,161	Intapp, Inc. (a)	174,234
1,909	InterDigital, Inc.	414,749
1,304	LiveRamp Holdings, Inc. (a)	42,484
10,159	Mitek Systems, Inc. (a)	95,393
6,147	OneSpan, Inc.	97,922
345	Progress Software Corp.	21,238
1,114	Q2 Holdings, Inc. (a)	97,497
2,045	Sapiens International Corp. N.V.	58,692
1,412	SEMrush Holdings, Inc., Class A (a)	13,894
1,080	Teradata Corp. (a)	23,717
6,485	Verint Systems, Inc. (a)	113,747
1,419	Weave Communications, Inc. (a)	13,693
5,311	Yext, Inc. (a)	35,637
3,665	Zeta Global Holdings Corp., Class A (a)	48,158
		2,142,126
	Specialized REITs — 0.3%
1,611	EPR Properties	89,717
	Specialty Retail — 3.0%
796	Abercrombie & Fitch Co., Class A (a)	62,478
3,859	Academy Sports & Outdoors, Inc.	157,872
886	American Eagle Outfitters, Inc.	9,711
3,779	Buckle (The), Inc.	161,023
1,858	Caleres, Inc.	24,990
545	Carvana Co. (a)	178,302
3,261	Guess?, Inc.	34,175
185	Murphy USA, Inc.	78,956
2,865	ODP (The) Corp. (a)	47,129
7,496	Sally Beauty Holdings, Inc. (a)	65,290
599	Signet Jewelers Ltd.	39,876
535	Upbound Group, Inc.	12,273
1,786	Urban Outfitters, Inc. (a)	124,841
		996,916
	Technology Hardware, Storage & Peripherals — 0.3%
5,747	CompoSecure, Inc., Class A (a)	78,791
1,218	Xerox Holdings Corp.	5,956
		84,747

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 0.9%
320	Carter’s, Inc.	$10,038
6,127	G-III Apparel Group Ltd. (a)	177,989
353	Kontoor Brands, Inc.	24,216
874	Movado Group, Inc.	14,159
967	PVH Corp.	81,006
		307,408
	Tobacco — 0.4%
1,642	Turning Point Brands, Inc.	122,033
	Trading Companies & Distributors — 2.7%
988	Applied Industrial Technologies, Inc.	223,802
848	BlueLinx Holdings, Inc. (a)	56,748
2,159	Boise Cascade Co.	187,574
1,815	DXP Enterprises, Inc. (a)	150,064
1,189	GMS, Inc. (a)	90,043
24,184	Hudson Technologies, Inc. (a)	172,916
1,295	MRC Global, Inc. (a)	16,071
		897,218
	Total Common Stocks	33,374,382
	(Cost $34,499,799)
MONEY MARKET FUNDS — 0.2%
51,714	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (f)	51,714
	(Cost $51,714)

	Total Investments — 100.0%	33,426,096
	(Cost $34,551,513)
	Net Other Assets and Liabilities — 0.0%	10,219
	Net Assets — 100.0%	$33,436,315

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At May 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of May 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 162,669	$ 162,669	$ —	$ —**
Other Industry Categories*	33,211,713	33,211,713	—	—
Money Market Funds	51,714	51,714	—	—
Total Investments	$33,426,096	$33,426,096	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of May 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	53	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.0%
	Aerospace & Defense — 2.6%
3,478	AeroVironment, Inc. (b)	$619,189
5,457	BWX Technologies, Inc.	685,399
6,811	Leonardo DRS, Inc.	288,105
		1,592,693
	Biotechnology — 8.6%
37,831	89bio, Inc. (b)	372,257
2,035	AbbVie, Inc.	378,734
52,976	Amicus Therapeutics, Inc. (b)	321,564
740	Argenx SE (EUR) (b)	425,493
8,164	BioMarin Pharmaceutical, Inc. (b)	474,083
12,703	Halozyme Therapeutics, Inc. (b)	712,257
1,356	Madrigal Pharmaceuticals, Inc. (b)	373,253
8,799	Mirum Pharmaceuticals, Inc. (b)	391,204
3,479	Neurocrine Biosciences, Inc. (b)	427,987
18,851	SpringWorks Therapeutics, Inc. (b)	880,530
1,217	Vertex Pharmaceuticals, Inc. (b)	537,975
		5,295,337
	Broadline Retail — 6.3%
18,774	Amazon.com, Inc. (b)	3,848,858
	Capital Markets — 1.4%
942	Coinbase Global, Inc., Class A (b)	232,316
4,424	Tradeweb Markets, Inc., Class A	639,047
		871,363
	Communications Equipment — 0.9%
6,634	Arista Networks, Inc. (b)	574,770
	Electric Utilities — 5.4%
5,892	Constellation Energy Corp.	1,803,836
27,400	Kansai Electric Power (The) Co., Inc. (JPY)	312,474
12,250	NextEra Energy, Inc.	865,340
6,492	Oklo, Inc. (b)	342,258
		3,323,908
	Electrical Equipment — 9.5%
3,176	Eaton Corp. PLC	1,016,955
1,471	GE Vernova, Inc.	695,754
19,943	NuScale Power Corp. (b)	637,976
7,121	Schneider Electric SE (EUR)	1,789,730
17,083	Siemens Energy AG (EUR) (b)	1,658,431
		5,798,846
	Entertainment — 1.3%
661	Netflix, Inc. (b)	797,979
	Financial Services — 4.5%
417	Adyen N.V. (EUR) (b) (c) (d)	799,995
8,118	Block, Inc. (b)	501,287
Shares	Description	Value

	Financial Services (Continued)
21,519	Toast, Inc., Class A (b)	$907,671
1,602	Visa, Inc., Class A	585,034
		2,793,987
	Ground Transportation — 1.8%
71,320	Grab Holdings Ltd., Class A (b)	347,328
9,075	Uber Technologies, Inc. (b)	763,752
		1,111,080
	Health Care Equipment & Supplies — 1.4%
1,607	Intuitive Surgical, Inc. (b)	887,610
	Hotels, Restaurants & Leisure — 0.9%
2,994	Airbnb, Inc., Class A (b)	386,226
10,403	Sweetgreen, Inc., Class A (b)	139,608
		525,834
	Interactive Media & Services — 3.3%
2,837	Meta Platforms, Inc., Class A	1,836,929
1,464	Reddit, Inc., Class A (b)	164,481
		2,001,410
	IT Services — 3.9%
4,637	Akamai Technologies, Inc. (b)	352,088
15,616	IONOS Group SE (EUR) (b)	722,544
3,784	Okta, Inc. (b)	390,395
8,786	Shopify, Inc., Class A (b)	942,035
		2,407,062
	Machinery — 1.0%
3,784	Chart Industries, Inc. (b)	593,558
	Media — 0.5%
3,811	Trade Desk (The), Inc., Class A (b)	286,663
	Pharmaceuticals — 4.9%
3,298	Eli Lilly & Co.	2,432,836
7,607	Merck & Co., Inc.	584,522
		3,017,358
	Semiconductors & Semiconductor Equipment — 17.1%
8,012	Broadcom, Inc.	1,939,465
8,012	Marvell Technology, Inc.	482,242
11,052	Micron Technology, Inc.	1,043,972
34,876	NVIDIA Corp.	4,712,794
9,762	QUALCOMM, Inc.	1,417,442
12,185	Rambus, Inc. (b)	651,532
18,146	Rigetti Computing, Inc. (b)	219,748
		10,467,195
	Software — 23.3%
1,361	Adobe, Inc. (b)	564,937

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software (Continued)
3,771	Agilysys, Inc. (b)	$399,387
2,074	Atlassian Corp., Class A (b)	430,625
2,263	CyberArk Software Ltd. (b)	866,231
3,930	Datadog, Inc., Class A (b)	463,268
11,545	Dynatrace, Inc. (b)	623,545
6,915	Microsoft Corp.	3,183,389
19,761	Oracle Corp.	3,271,038
3,556	Palo Alto Networks, Inc. (b)	684,246
19,524	Sage Group (The) PLC (GBP)	320,665
28,277	SEMrush Holdings, Inc., Class A (b)	278,246
1,413	ServiceNow, Inc. (b)	1,428,670
1,885	SPS Commerce, Inc. (b)	265,333
3,112	Workday, Inc., Class A (b)	770,874
2,639	Zscaler, Inc. (b)	727,572
		14,278,026
	Technology Hardware, Storage & Peripherals — 0.4%
5,897	IonQ, Inc. (b)	237,885
	Total Common Stocks	60,711,422
	(Cost $52,391,373)
MONEY MARKET FUNDS — 1.0%
595,210	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (e)	595,210
	(Cost $595,210)

	Total Investments — 100.0%	61,306,632
	(Cost $52,986,583)
	Net Other Assets and Liabilities — 0.0%	16,094
	Net Assets — 100.0%	$61,322,726

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of May 31, 2025.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 60,711,422	$ 60,711,422	$ —	$ —
Money Market Funds	595,210	595,210	—	—
Total Investments	$61,306,632	$61,306,632	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Communications Equipment — 8.4%
6,364	Arista Networks, Inc. (a)	$551,377
17,160	Cisco Systems, Inc.	1,081,766
209	F5, Inc. (a)	59,645
842	Motorola Solutions, Inc.	349,750
179	Ubiquiti, Inc.	70,757
		2,113,295
	Electronic Equipment, Instruments & Components — 3.2%
6,112	Amphenol Corp., Class A	549,652
394	Jabil, Inc.	66,196
120	Teledyne Technologies, Inc. (a)	59,863
849	Trimble, Inc. (a)	60,508
194	Zebra Technologies Corp., Class A (a)	56,216
		792,435
	Entertainment — 5.8%
1,122	Netflix, Inc. (a)	1,354,512
5,334	Warner Bros. Discovery, Inc. (a)	53,180
1,814	Warner Music Group Corp., Class A	47,744
		1,455,436
	Financial Services — 12.4%
167	Corpay, Inc. (a)	54,293
2,833	Fiserv, Inc. (a)	461,184
1,910	Mastercard, Inc., Class A	1,118,496
4,992	PayPal Holdings, Inc. (a)	350,838
3,032	Visa, Inc., Class A	1,107,256
		3,092,067
	Interactive Media & Services — 8.7%
6,461	Alphabet, Inc., Class A	1,109,612
1,646	Meta Platforms, Inc., Class A	1,065,769
		2,175,381
	IT Services — 5.0%
122	Gartner, Inc. (a)	53,243
341	GoDaddy, Inc., Class A (a)	62,113
4,359	International Business Machines Corp.	1,129,243
		1,244,599
	Media — 1.6%
716	Charter Communications, Inc., Class A (a)	283,730
1,062	Fox Corp., Class A	58,346
739	Omnicom Group, Inc.	54,272
		396,348
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 17.7%
5,516	Broadcom, Inc.	$1,335,258
670	KLA Corp.	507,110
6,478	Lam Research Corp.	523,358
101	Monolithic Power Systems, Inc.	66,852
8,808	NVIDIA Corp.	1,190,225
5,578	QUALCOMM, Inc.	809,925
		4,432,728
	Software — 28.9%
1,716	AppLovin Corp., Class A (a)	674,388
1,084	Autodesk, Inc. (a)	320,994
1,242	Crowdstrike Holdings, Inc., Class A (a)	585,442
524	Datadog, Inc., Class A (a)	61,769
1,067	Dynatrace, Inc. (a)	57,629
2,236	Gen Digital, Inc.	63,681
2,772	Microsoft Corp.	1,276,118
6,625	Oracle Corp.	1,096,636
3,341	Palo Alto Networks, Inc. (a)	642,875
542	Roper Technologies, Inc.	309,086
3,694	Salesforce, Inc.	980,277
1,040	ServiceNow, Inc. (a)	1,051,534
101	Tyler Technologies, Inc. (a)	58,276
829	Zoom Communications, Inc. (a)	67,356
		7,246,061
	Technology Hardware, Storage & Peripherals — 4.1%
4,550	Apple, Inc.	913,867
3,085	Hewlett Packard Enterprise Co.	53,309
613	NetApp, Inc.	60,785
		1,027,961
	Wireless Telecommunication Services — 3.9%
4,079	T-Mobile US, Inc.	987,934
	Total Common Stocks	24,964,245
	(Cost $21,657,113)
MONEY MARKET FUNDS — 0.3%
67,161	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (b)	67,161
	(Cost $67,161)

	Total Investments — 100.0%	25,031,406
	(Cost $21,724,274)
	Net Other Assets and Liabilities — 0.0%	3,678
	Net Assets — 100.0%	$25,035,084

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,964,245	$ 24,964,245	$ —	$ —
Money Market Funds	67,161	67,161	—	—
Total Investments	$25,031,406	$25,031,406	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets — 99.9%
141,746	First Trust Alternative Absolute Return Strategy ETF (a)	$3,774,696
44,913	First Trust Global Tactical Commodity Strategy Fund (a)	1,078,361
64,462	First Trust Long/Short Equity ETF (a)	4,224,195
25,235	First Trust Low Duration Opportunities ETF (a)	1,233,992
88,570	First Trust Managed Futures Strategy Fund (a)	3,979,344
71,848	First Trust Merger Arbitrage ETF (a)	1,458,514
15,028	iShares 7-10 Year Treasury Bond ETF	1,421,198
25,937	iShares Gold Trust (b)	1,612,244

	Total Investments — 99.9%	18,782,544
	(Cost $18,911,938)
	Net Other Assets and Liabilities — 0.1%	10,148
	Net Assets — 100.0%	$18,792,692

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 18,782,544	$ 18,782,544	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 1, 2024 to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	141,746	$2,207,643	$2,931,131	$(1,103,429)	$(191,604)	$(69,045)	$3,774,696	$72,141
First Trust BuyWrite Income ETF	—	—	1,043,549	(992,774)	—	(50,775)	—	31,432
First Trust Global Tactical Commodity Strategy Fund	44,913	497,747	1,447,674	(801,586)	(51,653)	(13,821)	1,078,361	4,035
First Trust Long/Short Equity ETF	64,462	2,256,254	3,160,781	(1,235,407)	(33,855)	76,422	4,224,195	32,044
First Trust Low Duration Opportunities ETF	25,235	—	1,513,724	(273,266)	(4,660)	(1,806)	1,233,992	7,858
First Trust Managed Futures Strategy Fund	88,570	2,166,653	3,074,824	(1,028,314)	(203,596)	(30,223)	3,979,344	109,685
First Trust Merger Arbitrage ETF	71,848	530,786	1,277,657	(370,978)	17,984	3,065	1,458,514	10,403
First Trust Smith Unconstrained Bond ETF	—	1,319,394	1,489,372	(2,791,884)	(20,573)	3,691	—	45,624
		$8,978,477	$15,938,712	$(8,597,638)	$(487,957)	$(82,492)	$15,749,102	$313,222

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.